Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets
Cash and cash equivalents	$ 217.6	$ 346.1
Accounts receivable	615.7	556.9
Contract assets	693.8	608.3
Inventories	583.4	519.8
Prepayments	64.1	56.7
Income taxes recoverable	48.3	33.2
Derivative financial assets	12.1	27.6
Total current assets	2,235.0	2,148.6
Property, plant and equipment	2,387.1	2,129.3
Right-of-use assets	426.9	373.0
Intangible assets	4,050.8	3,796.3
Investment in equity accounted investees	530.7	454.0
Employee benefits assets	51.1	0.0
Deferred tax assets	125.1	117.4
Derivative financial assets	9.2	10.5
Other non-current assets	620.6	549.7
Total assets	10,436.5	9,578.8
Liabilities and equity
Accounts payable and accrued liabilities	1,036.7	975.1
Provisions	26.7	36.7
Income taxes payable	21.1	22.7
Contract liabilities	905.7	788.3
Current portion of long-term debt	214.6	241.8
Derivative financial liabilities	41.9	26.6
Total current liabilities	2,246.7	2,091.2
Provisions	20.1	20.6
Long-term debt	3,035.5	2,804.4
Royalty obligations	119.4	126.0
Employee benefits obligations	91.9	109.7
Deferred tax liabilities	129.3	93.7
Derivative financial liabilities	6.5	1.0
Other non-current liabilities	198.2	245.6
Total liabilities	5,847.6	5,492.2
Equity
Share capital	2,243.6	2,224.7
Contributed surplus	42.1	38.6
Accumulated other comprehensive income	167.2	(31.2)
Retained earnings	2,054.8	1,777.6
Equity attributable to equity holders of the Company	4,507.7	4,009.7
Non-controlling interests	81.2	76.9
Equity	4,588.9	4,086.6
Total liabilities and equity	$ 10,436.5	$ 9,578.8